Investments in associates	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Investments in associates
13. Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2025		2024
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 125	214	3 482	164
Effect of movements in foreign exchange	347	(99)	(90)	(17)
Dividends received	(72)	(5)	(94)	(10)
Share of results of associates	59	(1)	57	22
Exceptional share of results of associates	-	9	-	104
Balance at 30 June	3 459	118	3 355	263
In the
six-month
period ended 30 June 2025, the exceptional share of results of associates included 9m US dollar impact from our associate Anadolu Efes following the deconsolidation of its Russia business. In the six-month
period ended 30 June 2024, the exceptional share of results of associates included 104m US dollar impact from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results – see Note 7
Exceptional
items
.
In the
six-month
period ended 30 June 2025, associates that are not individually material contributed 77m US dollar to the results of investment in associates (30 June 2024: 58m US dollar).